Business and Organization (Details)		6 Months Ended
	Apr. 02, 2021	Sep. 30, 2021	Jul. 07, 2019	May 05, 2019	Aug. 03, 2018	Nov. 03, 2017
Hangzhou TaikexiDacheng Automotive Technology Service Co., Ltd [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest						60.00%
Guanpeng [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest					51.00%
Shengyuan [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest				49.00%
Dacheng Liantong [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest			100.00%
Xuzhihang [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest	100.00%
Business Combination [Member]
Business and Organization (Details) [Line Items]
Description of equity ownership interests		Pursuant to the Agreement, Long Yun agreed to transfer to Dao Wuxing 20% of the equity interests of its wholly-owned subsidiary Dacheng Liantong. In return, Dao Wuxing agreed to transfer to Long Yun 100% of the equity interests of Shenzhen Aipu Hongfu Technology Co., Ltd. (“Shenzhen Aipu”) and Shenzhen Zhuoyue Chuancheng Jewelry Co., Ltd. (“Shenzhen Zhuoyue”), both of which are limited liability companies organized under the laws of the PRC and wholly-owned subsidiaries of Dao Wuxing. Shenzhen Aipu and Shenzhen Zhuoyue hold 30% and 70% of the equity interests, respectively, in GuoRonghong Business Factoring Shenzhen Co. Ltd. (“GuoRonghong”), a limited liability company organized under the laws of the PRC.
Business Acquisition [Member] | Long Yun Hk [Member]
Business and Organization (Details) [Line Items]
Description of equity ownership interests	Pursuant to an equity transfer agreement, Mr. Qiang Huang transferred 60% of the equity interests in Xuzhihang to Long Yun for a consideration of RMB600,000.